Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about credit rating [line items]
Amortized cost	€ 9,719	€ 10,645
Fair value	59,574	65,375
Total	69,293	76,020
AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	847	1,013
Fair value	5,822	5,400
Total	6,669	6,412
AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,023	4,421
Fair value	8,462	9,805
Total	12,485	14,226
A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,355	4,571
Fair value	19,491	20,674
Total	23,846	25,245
BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	426	668
Fair value	18,756	21,405
Total	19,182	22,073
BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	4
Fair value	1,007	1,205
Total	1,007	1,209
B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	93	78
Fair value	277	492
Total	370	570
CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	8	8
Fair value	570	726
Total	577	733
Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5,189	5,668
Total	5,189	5,668
Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	9,752	10,763
Fair value	59,574	65,375
Total	69,326	76,138
ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(33)	(118)
Fair value	(347)	(341)
Total	(380)	(459)
Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	9,671	10,597
Fair value	56,690	62,258
Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	847	1,013
Fair value	5,625	5,265
Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,023	4,421
Fair value	7,916	9,114
Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,319	4,546
Fair value	18,580	19,771
Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	423	654
Fair value	18,406	20,895
Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	0	4
Fair value	984	1,162
Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	93	78
Fair value	262	487
Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	569	720
Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4,349	4,844
Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	9,704	10,715
Fair value	56,690	62,258
Americas [member] | ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(33)	(118)
Fair value	(340)	(327)
United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,420	1,569
United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	30	25
United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	416	525
United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	217	220
United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4	59
United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	744	740
United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,420	1,569
International [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	1
Fair value	1,266	1,395
International [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	40	37
International [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	130	167
International [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	1
Fair value	694	684
International [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	346	451
International [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	22	42
International [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	8	5
International [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	6
International [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	24	4
International [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	1
Fair value	1,266	1,395
International [member] | ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	(7)	(14)
Asset management [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	36	36
Fair value	194	126
Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		0
Fair value	127	73
Asset management [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	24	24
Asset management [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3	3
Asset management [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	1
Asset management [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	8	8
Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	68	54
Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	36	36
Fair value	€ 194	€ 126